VANECK LONG/FLAT TREND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
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Number
of Shares Value
EXCHANGE TRADED FUND: 99.7%(a)
(Cost: $23,986,980)
Vanguard S&P 500 ETF 45,465 $ 25,825,484
Underline
Total Investments: 99.7%
(Cost: $23,986,980) 25,825,484
Other assets less liabilities: 0.3% 79,470
NET ASSETS: 100.0% $ 25,904,954
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov or on the fund's webpage.